Note 15 - Schedule of Expenses - Schedule of Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Research and development	$ 2,751,326	$ 1,518,589
Professional fees	1,294,044	1,245,182
General and administrative	3,946,270	2,916,604
Salaries, Bonus and Benefits [Member]
Research and development	620,694	549,556
Professional fees
General and administrative	2,703,865	2,298,476
Contracted Expenditures [Member]
Research and development	821,927	322,165
Professional fees
General and administrative	5,610
Marketing and Investor Relations [Member]
Research and development
Professional fees
General and administrative	168,623	194,187
Travel and Accommodation [Member]
Research and development	11,815
Professional fees
General and administrative	338,738	87,265
Insurance [Member]
Research and development	76,628	47,207
Professional fees
General and administrative	182,753	133,827
License Fees [Member]
Research and development	480,131
Professional fees
General and administrative
Office [Member]
Research and development	33,222	12,455
Professional fees
General and administrative	199,844	124,693
Consultant [Member]
Research and development	325,388	308,582
Professional fees	1,294,044	1,245,182
General and administrative		23,904
Regulatory [Member]
Research and development	103,100	101,100
Professional fees
General and administrative	138,289
Transfer Agent and Filing Fees [Member]
Research and development
Professional fees
General and administrative		25,357
Rent [Member]
Research and development	39,129	19,264
Professional fees
General and administrative	164,250	28,895
Supplies [Member]
Research and development	239,292	158,260
Professional fees
General and administrative	$ 44,298